Employee benefits (Tables)	6 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at June 30, 2020 is as follows:

€m
Balance as of January 1, 2020	237.5
Service cost	3.2
Net interest expense	1.4
Actuarial losses on pension scheme valuations	8.5
Benefits paid	(3.1)
Foreign exchange differences on translation	(0.4)
Balance as of June 30, 2020	247.1